Business Combination and Reverse Recapitalization - Schedule of Expense Recognized (Details) - listing Expense [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Schedule of Expense Recognized [Line Items]
Number of shares, Shares issued to SPAC public investors (at US$3.64 / share) (in Shares) | shares	1,546,148
Shares issued to SPAC public investors (at US$3.64 / share)	$ 5,627,979
Number of shares, Shares issued to SPAC sponsor and Maxim (at US$3.64 / share) (in Dollars per share) | $ / shares	$ 1,996,250
Shares issued to SPAC sponsor and Maxim (at US$3.64 / share)	$ 7,266,350
Fair value of consideration	12,894,329
Fair value of JVSPAC Net Liabilities acquired	861,291
Excess of fair value of consolidation over JVSPAC’s net assets (IFRS 2 charge for listing service)	$ 13,755,620